Financial structure and financial costs - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial structure, financial costs and financial instruments
Equity instruments	$ 1,051	$ 1,625	$ 2,007	$ 1,778
Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	214	82	(68)
Equity instruments	33	501	706
Total fair value	(2,978)	(430)	2,183
Measured at fair value | Financial instruments, excluding commodity contracts | Level 1
Financial structure, financial costs and financial instruments
Equity instruments	33	501	706
Total fair value	33	501	706
Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	214	82	(68)
Total fair value	(3,011)	(931)	1,477
Hedging of financial debt (Fair value hedge) | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	(1,275)	39	1,137
Hedging of financial debt (Fair value hedge) | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	(1,275)	39	1,137
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	(1,950)	(1,052)	408
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	$ (1,950)	$ (1,052)	$ 408